Financial Instruments - Credit risk (Details) - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Financial Instruments
Undiscounted contractual amount due out of surplus cash of subsidiary	$ 60,535	$ 42,070
Difference between carrying amount of the loan payable and amount would be contractually required to pay at maturity	$ 53,453
Credit risk | Bottom of range
Financial Instruments
Average contractual credit period for trade receivables	25 days
Credit risk | Top of range
Financial Instruments
Minimum expected repayment period of undiscounted contractual due	10 years
Average contractual credit period for trade receivables	45 days
Average contractual credit period for sales	180 days